Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2022

Shares		Value
COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 13.3%
	APPAREL 1.4%
71,700	Crocs, Inc.(1)	$ 4,922,922
	AUTO PARTS & EQUIPMENT 0.5%
16,500	Visteon Corp.(1)	1,749,990
	COMMERCIAL SERVICES 1.1%
86,700	Monro, Inc.	3,767,982
	ENGINEERING & CONSTRUCTION 1.2%
24,400	TopBuild Corp.(1)	4,020,632
	ENTERTAINMENT 3.9%
71,800	Churchill Downs, Inc.	13,221,970
	HOME BUILDERS 2.0%
20,800	Cavco Industries, Inc.(1)	4,279,808
24,000	LCI Industries	2,435,040
		6,714,848
	HOUSEHOLD PRODUCTS 0.6%
23,000	Helen of Troy Ltd.(1)	2,218,120
	LEISURE TIME 0.7%
42,700	Planet Fitness, Inc. Class A(1)	2,462,082
	RETAIL 1.9%
12,500	Signet Jewelers Ltd.	714,875
34,600	Texas Roadhouse, Inc.	3,019,196
21,800	Wingstop, Inc.(2)	2,734,156
		6,468,227
		45,546,773
CONSUMER STAPLES 3.6%
	COMMERCIAL SERVICES 0.2%
6,800	Medifast, Inc.	736,848
	FOOD 3.4%
48,700	Calavo Growers, Inc.	1,546,225
69,900	J & J Snack Foods Corp.(2)	9,049,953
5,600	Lancaster Colony Corp.	841,568
		11,437,746
		12,174,594
FINANCIALS 10.3%
	BANKS 3.5%
206,496	First Financial Bankshares, Inc.	8,637,728
38,900	Walker & Dunlop, Inc.	3,257,097
		11,894,825
	DIVERSIFIED FINANCIALS 1.6%
104,422	Stifel Financial Corp.	5,420,546
	INSURANCE 5.2%
18,200	Primerica, Inc.	2,246,790
131,900	RLI Corp.	13,503,922
27,300	Selective Insurance Group, Inc.	2,222,220
		17,972,932
		35,288,303
HEALTHCARE 12.6%
	COMMERCIAL SERVICES 1.2%
40,651	AMN Healthcare Services, Inc.(1)	4,307,380
Shares		Value
COMMON STOCKS 99.1% (continued)
HEALTHCARE 12.6% (continued)
	HEALTHCARE PRODUCTS 4.9%
22,700	CONMED Corp.	$ 1,819,859
20,300	iRhythm Technologies, Inc.(1)	2,543,184
220,462	Neogen Corp.(1)	3,079,854
56,200	Omnicell, Inc.(1)	4,891,086
18,100	Penumbra, Inc.(1)	3,431,760
5,574	STERIS PLC	926,845
		16,692,588
	HEALTHCARE SERVICES 6.5%
19,000	Chemed Corp.	8,294,640
71,300	Ensign Group, Inc.	5,668,350
15,900	Medpace Holdings, Inc.(1)	2,499,003
77,800	US Physical Therapy, Inc.(2)	5,914,356
		22,376,349
		43,376,317
INDUSTRIALS 33.4%
	AEROSPACE/DEFENSE 1.0%
31,000	Aerojet Rocketdyne Holdings, Inc.(1)	1,239,690
50,300	Mercury Systems, Inc.(1)	2,042,180
		3,281,870
	BUILDING MATERIALS 4.8%
123,700	AAON, Inc.	6,664,956
26,500	Lennox International, Inc.	5,900,755
64,000	Trex Co., Inc.(1)	2,812,160
41,000	Zurn Elkay Water Solutions Corp.	1,004,500
		16,382,371
	COMMERCIAL SERVICES 4.0%
20,100	ASGN, Inc.(1)	1,816,437
36,200	FTI Consulting, Inc.(1)	5,998,702
21,200	Insperity, Inc.	2,164,308
55,400	TriNet Group, Inc.(1)	3,945,588
		13,925,035
	COMPUTERS 0.4%
5,300	CACI International, Inc. Class A(1)	1,383,618
	DISTRIBUTION/WHOLESALE 0.5%
16,500	SiteOne Landscape Supply, Inc.(1)	1,718,310
	ELECTRICAL EQUIPMENT 1.0%
58,100	EnerSys	3,379,677
	ELECTRONICS 2.2%
93,000	Woodward, Inc.	7,464,180
	ENGINEERING & CONSTRUCTION 4.8%
5,800	Comfort Systems USA, Inc.	564,514
16,000	Dycom Industries, Inc.(1)	1,528,480
163,700	Exponent, Inc.	14,351,579
		16,444,573
	FOOD SERVICE 0.7%
198,800	Healthcare Services Group, Inc.	2,403,492
	HAND/MACHINE TOOLS 0.8%
20,100	Franklin Electric Co., Inc.	1,642,371
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 99.1% (continued)
INDUSTRIALS 33.4% (continued)
	HAND/MACHINE TOOLS 0.8% (continued)
9,141	Regal Rexnord Corp.	$ 1,283,031
		2,925,402
	MACHINERY - DIVERSIFIED 4.2%
23,300	Applied Industrial Technologies, Inc.	2,394,774
13,500	Kadant, Inc.	2,251,935
37,600	Toro Co.	3,251,648
53,147	Watts Water Technologies, Inc. Class A	6,682,172
		14,580,529
	METAL FABRICATE/HARDWARE 3.2%
52,500	RBC Bearings, Inc.(1)(2)	10,910,025
	MISCELLANEOUS MANUFACTURERS 2.9%
19,400	Carlisle Cos., Inc.	5,439,954
26,400	EnPro Industries, Inc.	2,243,472
27,600	John Bean Technologies Corp.	2,373,600
		10,057,026
	RETAIL 0.4%
32,400	Rush Enterprises, Inc. Class A	1,421,064
	TEXTILES 0.8%
16,200	Unifirst Corp.	2,725,326
	TRANSPORTATION 1.4%
33,800	Landstar System, Inc.	4,879,706
	TRUCKING & LEASING 0.3%
11,500	GATX Corp.	979,225
		114,861,429
INFORMATION TECHNOLOGY 20.6%
	COMMERCIAL SERVICES 0.7%
36,600	Alarm.com Holdings, Inc.(1)	2,373,876
	COMPUTERS 6.0%
86,200	ExlService Holdings, Inc.(1)	12,702,432
9,100	Insight Enterprises, Inc.(1)	749,931
35,900	MAXIMUS, Inc.	2,077,533
21,700	Qualys, Inc.(1)	3,024,763
51,400	Rapid7, Inc.(1)	2,205,060
		20,759,719
	ELECTRICAL EQUIPMENT 0.5%
9,200	Littelfuse, Inc.	1,827,948
	ELECTRONICS 1.0%
43,100	Itron, Inc.(1)	1,814,941
21,400	TD SYNNEX Corp.	1,737,466
		3,552,407
	INTERNET 2.3%
186,600	ePlus, Inc.(1)	7,751,364
	MISCELLANEOUS MANUFACTURERS 0.9%
31,200	Fabrinet(1)	2,978,040
	SOFTWARE 9.2%
15,700	Concentrix Corp.	1,752,591
54,700	Everbridge, Inc.(1)	1,689,136
83,900	Five9, Inc.(1)	6,290,822
15,100	LivePerson, Inc.(1)	142,242
Shares		Value
COMMON STOCKS 99.1% (continued)
INFORMATION TECHNOLOGY 20.6% (continued)
	SOFTWARE 9.2% (continued)
104,500	SPS Commerce, Inc.(1)	$ 12,982,035
76,400	Workiva, Inc.(1)	5,943,920
39,300	Ziff Davis, Inc.(1)	2,691,264
		31,492,010
		70,735,364
MATERIALS 5.2%
	CHEMICALS 2.3%
30,300	Balchem Corp.	3,683,874
26,700	Quaker Chemical Corp.(2)	3,854,946
6,800	Sensient Technologies Corp.	471,512
		8,010,332
	PACKAGING & CONTAINERS 2.9%
28,200	AptarGroup, Inc.	2,679,846
172,600	Silgan Holdings, Inc.	7,256,104
		9,935,950
		17,946,282
UTILITIES 0.1%
	WATER 0.1%
5,900	American States Water Co.	459,905
TOTAL COMMON STOCKS (Cost $222,863,492)		340,388,967
SHORT-TERM INVESTMENTS 1.7%
	MONEY MARKET FUNDS 1.7%
3,579,357	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(3)	3,579,357
2,337,436	State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,337,436
		5,916,793
TOTAL SHORT-TERM INVESTMENTS (Cost $5,916,793)		5,916,793
TOTAL INVESTMENTS IN SECURITIES 100.8% (Cost $228,780,285)		$346,305,760
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.8)%		(2,793,391)
NET ASSETS(5) 100.0%		$343,512,369

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2022, the market value of the securities on loan was $7,743,381.
(3)	Rate reflects 7 day yield as of September 30, 2022.
(4)
Securities with an aggregate market value of $7,743,381
were out on loan in exchange for $2,337,436 of cash
collateral as of September 30, 2022. The collateral was
invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$228,780,285, aggregate gross unrealized appreciation
was $138,553,350, aggregate gross unrealized
depreciation was $21,027,875 and the net unrealized
appreciation was $117,525,475.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$340,388,967	$—	$—	$340,388,967
Short-Term Investments	5,916,793	—	—	5,916,793
Total Investments in Securities	$346,305,760	$—	$—	$346,305,760

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.

2